Income Taxes (Details 2) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets
Net operating loss carryforward in the U.S.	$ 134,378	$ 50,256
Net operating loss carryforward in Hong Kong	137
Valuation allowance	(134,515)	(50,256)
Total net deferred tax assets